STOCKHOLDERS' EQUITY - Common stock (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 Vote $ / shares shares	Dec. 31, 2025 Vote $ / shares shares	Dec. 31, 2024 $ / shares shares
STOCKHOLDERS' EQUITY
Common stock, shares authorized	5,120,000	5,120,000	5,120,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	1,322,500	1,322,500	1,316,616
Common stock, shares outstanding	1,322,500	1,322,500	1,316,616
Common Stock
STOCKHOLDERS' EQUITY
Common stock, shares authorized	5,120,000	5,120,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes | Vote	1	1
Common stock, shares issued	1,322,500	1,322,500	1,316,616
Common stock, shares outstanding	1,322,500	1,322,500	1,316,616
Shares issued		5,884	600